NOTES PAYABLE (Details 4) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 20, 2018	Mar. 31, 2019	Mar. 31, 2018
Principal			$ 9,111,375
Interest			1,290,039
Premium		$ 0	1,249,994
Total Conversion Amount			11,651,407
Beneficial Conversion Feature			$ 1,389,129
Number of Shares Converted	683,396	1,247,099	1,249,008
Convertible Notes Payable (December 2016 to December 2017) [Member]
Principal			$ 4,999,975
Interest			1,054,555
Premium			1,249,994
Total Conversion Amount			7,304,523
Beneficial Conversion Feature			$ 762,301
Number of Shares Converted			779,461
Chinese Convertible Loan [Member]
Principal			$ 500,000
Interest			33,556
Premium			0
Total Conversion Amount			533,556
Beneficial Conversion Feature			$ 76,230
Number of Shares Converted			62,629
Convertible Notes Payable (December 2017 to March 2018) [Member]
Principal			$ 3,611,400
Interest			201,928
Premium			0
Total Conversion Amount			3,813,328
Beneficial Conversion Feature			$ 550,598
Number of Shares Converted			406,918